CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 197,914,753	$ 215,486,695
Intangible assets	7,775,163	11,764,706
Biological assets	12,298,752	0
Investment in associates	12,157,961	12,272,695
Inventories	2,188,125	743,545
Other non-financial noncurrent assets	245,878	670,529
Trade and other receivables	42,318,927	59,271,464
Other financial noncurrent assets	1,166,408	67,937
Deferred tax asset	835,675	256,262
Total non-current assets	276,901,642	300,533,833
Current assets
Current biological assets	2,948,264	0
Inventories	6,320,325	2,819,012
Other non-financial current assets	891,874	4,584,052
Trade and other receivables current	43,892,015	44,321,953
Other financial current assets	41,745,569	38,646,568
Cash and cash equivalents	9,243,771	548,787
Total current assets	105,041,818	90,920,372
Total assets	381,943,460	391,454,205
Equity
Capital stock	1,514,022	1,514,022
Adjustment to capital stock	78,266,118	78,266,118
Legal reserve	12,297,965	12,297,965
Voluntary reserve	156,000,937	161,793,029
Other equity accounts	(5,809,476)	(5,780,946)
Retained earnings	18,887,833	(1,428,842)
Equity attributable to holders of the parent	261,157,399	246,661,346
Non-controlling interests	198,008	331,371
Total equity	261,355,407	246,992,717
Non-current liabilities
Other non-financial liabilities	7,572,272	10,551,939
Loans and borrowings	45,240,939	70,480,543
Compensation and employee benefits noncurrent liabilities	745,477	665,871
Provisions	59,373	93,849
Deferred income tax liabilities	24,468,302	29,559,226
Total non-current liabilities	78,086,363	111,351,428
Current liabilities
Trade and other payables	7,506,672	5,301,417
Other current non-financial liabilities	8,772,049	6,540,438
Loans and borrowings current	18,186,024	13,273,992
Current compensation and employee benefits liabilities	3,222,394	3,179,379
Income tax payable	4,768,435	4,640,132
Provisions current	46,116	174,702
Total current liabilities	42,501,690	33,110,060
Total liabilities	120,588,053	144,461,488
Total equity and liabilities	$ 381,943,460	$ 391,454,205